NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	14,690,701	(2,186,441)	32,563,525
The dilutive effect arising from the convertible bonds	(2,900,645)	—	912,009
Numerator for diluted net income (loss) per ordinary share	11,790,056	(2,186,441)	33,475,534
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,205,186,257	2,295,154,791	2,325,338,439
Effect of dilutive securities:
Dilutive effect of share options	17,457,965	—	5,440,751
Dilutive effect of restricted shares units	32,613,976	—	26,325,143
Dilutive effect of convertible bonds	80,459,006	—	70,164,498
Denominator for diluted net income (loss) per ordinary share	2,335,717,204	2,295,154,791	2,427,268,831
Net income (loss) per ordinary share
Basic	0.01	(0.00)	0.01
Diluted	0.01	(0.00)	0.01